3. MATERIAL ACCOUNTING POLICY INFORMATION: k) Property, plant and equipment: Schedule of Depreciation Rate of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment
Depreciation rate	50.00%
Fixtures and fittings
Depreciation rate	20.00%
Buildings
Depreciation rate	4.00%
Land
Depreciation rate	0.00%
Machinery
Depreciation rate	20.00%
Vehicles
Depreciation rate	30.00%